UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada          08/12/2010
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  125
Form 13F Information Table Value Total:  $2,394,751,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NAME OF ISSUER                 TITLE OF CLASS     CUSIP        VALUE   SHARES/    SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
                                                              (x$1000) PRN AMT    PRN CALL DSCRETN MANAGERS SOLE SHARED     NONE
ABBOTT LABS                    COM                002824 10 0   1,330      28425  SH        SOLE              28425
ACE LTD                        SHS                H0023R 10 5   2,075      40300  SH        SOLE              40300
ADVANTAGE OIL & GAS LTD        COM                00765F 10 1  13,576    2331100  SH        SOLE            1839800        491300
AGNICO EAGLE MINES LTD         COM                008474 10 8   26920    443,775  SH        SOLE             354875         88900
AGRIUM INC                     COM                008916 10 8    2711     55,500  SH        SOLE              41200         14300
ALBEMARLE CORP                 COM                012653 10 1    5214    131,300  SH        SOLE              52400         78900
ALCOA INC                      COM                013817 10 1    1620    161,100  SH        SOLE             161100
ALLIANCE RES PARTNER L P       UT LTD PART        01877R 10 8     526     11,700  SH        SOLE              11700
ALTERA CORP                    COM                021441 10 0   74224  2,991,700  SH        SOLE            2991700
AMERICAN EAGLE OUTFITTERS NE   COM                02553E 10 6     970     82,550  SH        SOLE              82550
ANALOG DEVICES INC             COM                032654 10 5    7049    253,000  SH        SOLE             253000
APPLE INC                      COM                037833 10 0    1648      6,550  SH        SOLE               6550
AUGUSTA RES CORP               COM NEW            050912 20 3    2418  1,579,100  SH        SOLE            1334400        244700
BANK MONTREAL QUE              COM                063671 10 1  147499  2,719,550  SH        SOLE            2368650        350900
BANK NOVA SCOTIA HALIFAX       COM                064149 10 7  160689  3,487,675  SH        SOLE            3045575        442100
BARRICK GOLD CORP              COM                067901 10 8  128643  2,834,300  SH        SOLE            2322400        511900
BAYTEX ENERGY TR               TRUST UNIT         073176 10 9   36869  1,234,320  SH        SOLE            1166120         68200
BCE INC                        COM NEW            05534B 76 0      50      1,700  SH        SOLE               1700
BERKSHIRE HATHAWAY INC DEL     CL B               084670 20 7      48        600  SH        SOLE                600
BHP BILLITON LTD               SPONSORED ADR      088606 10 8      12        200  SH        SOLE                200
BIOVAIL CORP                   COM                09067J 10 9   10018    520,000  SH        SOLE             377900        142100
BROOKFIELD PPTYS CORP          COM                112900 10 5       8        580  SH        SOLE                580
CAE INC                        COM                124765 10 8   10244  1,181,600  SH        SOLE             888700        292900
CALGON CARBON CORP             COM                129603 10 6    2151    162,500  SH        SOLE              54500        108000
CANADIAN NAT RES LTD           COM                136385 10 1  101928  3,071,410  SH        SOLE            2549050        522360
CANADIAN NATL RY CO            COM                136375 10 2  127547  2,225,650  SH        SOLE            1912350        313300
CANADIAN PAC RY LTD            COM                13645T 10 0   74505  1,390,075  SH        SOLE            1237275        152800
CDN IMPERIAL BK OF COMMERCE    COM                136069 10 1   45702    735,625  SH        SOLE             628925        106700
CENOVUS ENERGY INC             COM                15135U 10 9   21281    826,850  SH        SOLE             648100        178750
CHESAPEAKE ENERGY CORP         COM                165167 10 7   21744  1,037,900  SH        SOLE            1037900
CISCO SYS INC                  COM                17275R 10 2    1149     53,900  SH        SOLE              53900
CITIGROUP INC                  COM                172967 10 1      39     10,200  SH        SOLE              10200
COCA COLA CO                   COM                191216 10 0      15        300  SH        SOLE                300
COSAN LTD                      SHS A              G25343 10 7    3366    360,300  SH        SOLE             136500        223800
CUMMINS INC                    COM                231021 10 6    5164     79,300  SH        SOLE              29500         49800
CVS CAREMARK CORPORATION       COM                126650 10 0    1646     56,120  SH        SOLE              56120
DANAHER CORP DEL               COM                235851 10 2     387     10,420  SH        SOLE              10420
DESCARTES SYS GROUP INC        COM                249906 10 8   51268  9,558,700  SH        SOLE            7431200        2127500
DIAMOND OFFSHORE DRILLING IN   COM                25271C 10 2     336      5,400  SH        SOLE               5400
DUN & BRADSTREET CORP DEL NE   COM                26483E 10 0    1355     20,200  SH        SOLE              20200
ELDORADO GOLD CORP NEW         COM                284902 10 3   28136  1,569,900  SH        SOLE            1483800          86100
EMERSON ELEC CO                COM                291011 10 4     380      8,700  SH        SOLE               8700
ENBRIDGE ENERGY PARTNERS L P   COM                29250R 10 6     666     12,700  SH        SOLE              12700
ENBRIDGE INC                   COM                29250N 10 5   11368    244,100  SH        SOLE             152600          91500
ENCANA CORP                    COM                292505 10 4  100735  3,326,400  SH        SOLE            2714950         611450
ENTERPRISE PRODS PARTNERS L    COM                293792 10 7     826     23,350  SH        SOLE              23350
EXETER RES CORP                COM                301835 10 4    1323    210,100  SH        SOLE             135100          75000
FIDELITY NATL INFORMATION SV   COM                31620M 10 6    1634     60,950  SH        SOLE              60950
FIFTH THIRD BANCORP            COM                316773 10 0    4822    392,400  SH        SOLE             392400
FIRSTSERVICE CORP              SDCV 6.500%12/3    33761N AA 7    5529  5,400,000  SH        SOLE            5400000
FIRSTSERVICE CORP              SUB VTG SH         33761N 10 9    3864    185,813  SH        SOLE             145400          40413
FLUOR CORP NEW                 COM                343412 10 2      11        275  SH        SOLE                275
FREEPORT-MCMORAN COPPER & GO   COM                35671D 85 7    3586     60,650  SH        SOLE              60650
GENERAL CABLE CORP DEL NEW     COM                369300 10 8    2082     78,100  SH        SOLE              26200          51900
GILDAN ACTIVEWEAR INC          COM                375916 10 3   27027    940,900  SH        SOLE             721400         219500
GOLDCORP INC NEW               COM                380956 40 9   72914  1,665,400  SH        SOLE            1469200         196200
GOLDEN STAR RES LTD CDA        COM                38119T 10 4    6268  1,419,800  SH        SOLE            1257600         162200
GT SOLAR INTL INC              COM                3623E0 20 9     931    166,300  SH        SOLE              63500         102800
HARRIS CORP DEL                COM                413875 10 5    1198     28,750  SH        SOLE              28750
HEWLETT PACKARD CO             COM                428236 10 3   36629    846,325  SH        SOLE             846325
HUNTINGTON BANCSHARES INC      COM                446150 10 4   15594  2,814,800  SH        SOLE            2814800
IAMGOLD CORP                   COM                450913 10 8   56111  3,182,500  SH        SOLE            2999500         183000
IESI BFC LTD                   COM                44951D 10 8   40773  2,044,600  SH        SOLE            1836900         207700
INTEL CORP                     COM                458140 10 0   19348    994,750  SH        SOLE             994750
ITRON INC                      COM                465741 10 6    5700     92,200  SH        SOLE              38700          53500
JARDEN CORP                    COM                471109 10 8    1181     43,950  SH        SOLE              43950
JOHNSON CTLS INC               COM                478366 10 7    4686    174,400  SH        SOLE              67700         106700
JPMORGAN CHASE & CO            COM                46625H 10 0     332      9,055  SH        SOLE               9055
KEEGAN RES INC                 COM                487275 10 9     767    144,300  SH        SOLE             117000          27300
KEYCORP NEW                    COM                493267 10 8    4996    649,700  SH        SOLE             649700
LINN ENERGY LLC                UNIT LTD LIAB      536020 10 0     836     31,500  SH        SOLE              31500
MAGNA INTL INC                 CL A               559222 40 1   42391    643,500  SH        SOLE             452000         191500
MANULIFE FINL CORP             COM                56501R 10 6   42607  2,935,850  SH        SOLE            2935850
MARSHALL & ILSLEY CORP NEW     COM                571837 10 3    7013    976,800  SH        SOLE             976800
MASTERCARD INC                 CL A               57636Q 10 4    1416      7,100  SH        SOLE               7100
MCKESSON CORP                  COM                58155Q 10 3     302      4,500  SH        SOLE               4500
MICROSOFT CORP                 COM                594918 10 4      27      1,200  SH        SOLE               1200
NATIONAL OILWELL VARCO INC     COM                637071 10 1     354     10,700  SH        SOLE              10700
NEWMONT MINING CORP            COM                651639 10 6    1642     26,600  SH        SOLE              26600
NORTH AMERN PALLADIUM LTD COM  COM                656912 10 2    1560    495,900  SH        SOLE             437800          58100
OCCIDENTAL PETE CORP DEL       COM                674599 10 5    1580     20,475  SH        SOLE              20475
OPEN TEXT CORP                 COM                683715 10 6   33643    895,400  SH        SOLE             668100         227300
ORACLE CORP                    COM                68389X 10 5    9831    458,100  SH        SOLE             458100
PALL CORP                      COM                696429 30 7    4643    135,100  SH        SOLE              54200          80900
PAN AMERICAN SILVER CORP       COM                697900 10 8     913     36,300  SH        SOLE              36300
PARTNER COMMUNICATIONS CO LT   ADR                70211M 10 9       8        500  SH        SOLE                500
PENTAIR INC                    COM                709631 10 5    4559    141,600  SH        SOLE              56700          84900
PEPSICO INC                    COM                713448 10 8    1405     23,050  SH        SOLE              23050
POTASH CORP SASK INC           COM                73755L 10 7   31683    367,875  SH        SOLE             296425          71450
PRAXAIR INC                    COM                74005P 10 4    5065     66,645  SH        SOLE              47045          19600
PRECISION DRILLING CORP        COM 2010           74022D 30 8    1323    199,400  SH        SOLE             199400
QUEST DIAGNOSTICS INC          COM                74834L 10 0    1262     25,350  SH        SOLE              25350
QUESTAR CORP                   COM                748356 10 2    1638     36,020  SH        SOLE              36020
RESEARCH IN MOTION LTD         COM                760975 10 2   51056  1,038,670  SH        SOLE             846070         192600
ROCKWELL COLLINS INC           COM                774341 10 1      10        200  SH        SOLE                200
ROYAL BK CDA MONTREAL QUE      COM                780087 10 2  141368  2,968,450  SH        SOLE            2561500         406950
RUBICON TECHNOLOGY INC         COM                78112T 10 7    2848     95,600  SH        SOLE              47200          48400
SCHLUMBERGER LTD               COM                806857 10 8     389      7,020  SH        SOLE               7020
SCHWAB CHARLES CORP NEW        COM                808513 10 5     872     61,500  SH        SOLE              61500
SILVER WHEATON CORP            COM                828336 10 7     301     15,000  SH        SOLE              15000
SILVERCORP METALS INC          COM                82835P 10 3    3762    572,158  SH        SOLE             250200         321958
SMITH INTL INC                 COM                832110 10 0     300      7,950  SH        SOLE               7950
SPX CORP                       COM                784635 10 4       8        150  SH        SOLE                150
SUN LIFE FINL INC              COM                866796 10 5   21641    824,000  SH        SOLE             708300         115700
SUNCOR ENERGY INC              COM                867224 10 7   82923  2,817,742  SH        SOLE            2320918         496824
SXC HEALTH SOLUTIONS CORP      COM                78505P 10 0   31022    422,000  SH        SOLE             376650          45350
TALISMAN ENERGY INC            COM                87425E 10 3   48533  3,209,200  SH        SOLE            2784900         424300
TECK RESOURCES LTD             CL B               878742 20 4   15841    535,700  SH        SOLE             420800         114900
TELVENT GIT SA                 SHS                E90215 10 9     563     33,700  SH        SOLE              15300          18400
TEVA PHARMACEUTICAL INDS LTD   ADR                881624 20 9     488      9,400  SH        SOLE               9400
TEXAS INSTRS INC               COM                882508 10 4   27102  1,164,200  SH        SOLE            1164200
THERMO FISHER SCIENTIFIC INC   COM                883556 10 2    3644     74,290  SH        SOLE              40290          34000
TJX COS INC NEW                COM                872540 10 9    1807     43,075  SH        SOLE              43075
TORONTO DOMINION BK ONT        COM NEW            891160 50 9  155448  2,399,100  SH        SOLE            2096400         302700
TRANSALTA CORP                 COM                89346D 10 7   21689  1,170,900  SH        SOLE            1048900         122000
TRANSCANADA CORP               COM                89353D 10 7    4723    141,200  SH        SOLE              36700         104500
TRANSGLOBE ENERGY CORP         COM                893662 10 6    6722    918,600  SH        SOLE             635100         283500
TRANSOCEAN LTD                 REG SHS            H8817H 10 0    2580     55,700  SH        SOLE              55700
TRINA SOLAR LIMITED            SPON ADR           89628E 10 4    1873    108,400  SH        SOLE              42500          65900
TYCO ELECTRONICS LTD SWITZER   SHS                H8912P 10 6    1563     61,600  SH        SOLE              61600
UNITED NAT FOODS INC           COM                911163 10 3    4590    153,600  SH        SOLE              59800          93800
VEECO INSTRS INC DEL           COM                922417 10 0    2297     67,000  SH        SOLE              23000          44000
WABTEC CORP                    COM                929740 10 8    1052     26,375  SH        SOLE              26375
WORLD ENERGY SOLUTIONS INC D   COM NEW            98145W 20 8    1150    406,690  SH        SOLE             204580         202110
YAMANA GOLD INC                COM                98462Y 10 0    7526    733,700  SH        SOLE             733700